UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2009
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      05-12-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 50
                                        -------------------

Form 13F Information Table Value Total: $483,001
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL
MANAGEMENT
13F WORKSHEET
QUARTER ENDED 3/31/09

        ITEM 1:            ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:            ITEM 6:                     ITEM 8:
    NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER   MARKET VALUE   SHARES      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       ($ 000'S)                 SOLE   SHARED   OTHER     SOLE      SHARED   OTHER
3M CO COM                  COMMON        88579Y101         7,159      143,992     X                      103,914     40,078
ACCENTURE LTD SHS CL       COMMON        G1150G111         7,380      268,470     X                      195,535     72,935
AKZO NOBEL N V ADR SP      FOREIGN       010199305         8,780      232,066     X                       32,030    200,036
ASTRAZENECA PLC ADR S      FOREIGN       046353108         8,447      238,272     X                       33,678    204,594
AXA ADR SPONSORED          FOREIGN       054536107         9,019      752,875     X                      112,133    640,742
BANCO SANTANDER CENT       FOREIGN       05964H105         6,962    1,008,967     X                      139,476    869,491
BARCLAYS PLC ADR           FOREIGN       06738E204         7,777      914,909     X                      128,374    786,535
BHP BILLITON LTD SPON      FOREIGN       088606108        10,717      240,299     X                       35,628    204,671
CADBURY PLC SPONS ADR      FOREIGN       12721E102        11,106      366,549     X                       50,815    315,734
CANON INC ADR              FOREIGN       138006309        13,291      457,822     X                       64,197    393,625
CRH PLC ADR                FOREIGN       12626K203        14,028      645,246     X                       90,311    554,935
DANSKE BK A/S ADR          FOREIGN       236363107         4,929    1,171,542     X                      175,806    995,736
DIAGEO PLC ADR SPONSO      FOREIGN       25243Q205        15,681      350,424     X                       53,311    297,113
DR PEPPER SNAPPLE GRO      COMMON        26138E109         5,110      302,199     X                      214,607     87,592
ENI S P A ADR SPONSOR      FOREIGN       26874R108        12,552      327,547     X                       46,298    281,249
ERICSSON L M TEL CO A      FOREIGN       294821608        10,644    1,315,668     X                      192,118  1,123,550
FRANCE TELECOM ADR SP      FOREIGN       35177Q105        14,050      620,047     X                       87,745    532,302
GENERAL ELEC CO            COMMON        369604103         6,368      629,825     X                      481,674    148,151
GLAXOSMITHKPLC ADR SP      FOREIGN       37733W105        16,041      516,291     X                       76,912    439,379
HSBC HLDGS PLC ADR SP      FOREIGN       404280406        10,290      364,628     X                       50,236    314,392
I B M                      COMMON        459200101         9,088       93,792     X                       69,476     24,316
ING GROEP N V ADR SPO      FOREIGN       456837103         6,802    1,250,330     X                      186,200  1,064,130
ISHARES TR MSCI EAFE       FOREIGN       464287465           319        8,480     X                        1,180      7,300
JOHNSON & JOHNSON          COMMON        478160104         6,907      131,313     X                       93,855     37,458
LILLY, ELI AND COMPAN      COMMON        532457108         5,471      163,756     X                      125,355     38,401
MEDTRONIC INC COM          COMMON        585055106         6,272      212,830     X                      165,893     46,937
MICROSOFT                  COMMON        594918104         6,940      377,778     X                      286,237     91,541
MITSUBISHI UFJ FINL G      FOREIGN       606822104        12,329    2,505,975     X                      372,368  2,133,607
NESTLE S A ADR SPON R      FOREIGN       641069406        19,460      575,039     X                       82,589    492,450
NOKIA CORP ADR SPONSO      FOREIGN       654902204         6,352      544,280     X                       75,140    469,140
NOVARTIS AG SPONSORED      FOREIGN       66987V109        15,190      401,540     X                       58,901    342,639
PEPSICO INC                COMMON        713448108         8,114      157,605     X                      115,015     42,590
PFIZER INC                 COMMON        717081103         6,385      468,819     X                      347,489    121,330
PROCTER & GAMBLE COMP      COMMON        742718109         6,957      147,737     X                      109,890     37,847
ROCHE HLDG LTD SPONSO      FOREIGN       771195104        15,342      446,725     X                       57,530    389,195
ROYAL DUTCH SHELL PLC      FOREIGN       780259206        13,912      314,035     X                       45,804    268,231
SANOFI-AVENTIS ADR         FOREIGN       80105N105        17,846      638,942     X                       98,612    540,330
SAP AG ADR SPON            FOREIGN       803054204        13,824      391,737     X                       53,253    338,484
SOCIETE GENERALE FRAN      FOREIGN       83364L109         8,468    1,080,946     X                      155,346    925,600
SYNGENTA AG ADR SPONS      FOREIGN       87160A100         9,566      238,505     X                       32,995    205,510
TARGET CORP COM            COMMON        87612E106         5,611      163,165     X                      121,240     41,925
TELEFONICA S A ADR SP      FOREIGN       879382208         9,135      153,224     X                       20,269    132,955
TNT N V SPON ADR           FOREIGN       87260W101         8,874      531,888     X                       74,871    457,017
TOTAL FINA ELF S A AD      FOREIGN       89151E109        14,417      293,873     X                       44,287    249,586
UBS AG NEW                 FOREIGN       H89231338         5,806      615,696     X                       81,998    533,698
UNILEVER PLC ADR SPON      FOREIGN       904767704        13,373      706,449     X                      100,488    605,961
VODAFONE GROUP INC         FOREIGN       92857W100         7,948      456,265     X                       61,015    395,250
WELLPOINT INC COM          COMMON        94973V107         7,112      187,295     X                      136,906     50,389
WPP PLC                    FOREIGN       92933H101        10,175      364,050     X                       52,127    311,923
ZIMMER HLDGS INC COM       COMMON        98956P102         4,675      128,080     X                       94,814     33,266